Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, shares authorized	30,000,000	30,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	8,575,000	8,575,000
Common stock, shares outstanding	8,575,000	8,575,000